Equity Transactions - Schedule of Value of Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Warrant #1
Date	Oct. 29, 2013	Oct. 29, 2013
Warrants	$ 250,000	$ 250,000
Stock price on grant date	$ 0.30	$ 0.30
Exercise price	$ 0.50	$ 0.50
Expected life	1 year	1 year
Volatility	147.00%	147.00%
Risk-free rate	0.12%	0.12%
Calculated value	$ 10,473	$ 10,473
Fair value allocation of proceeds	$ 7,381	$ 7,381
Warrant #2
Date	Dec. 11, 2013	Dec. 11, 2013
Warrants	$ 250,000	$ 250,000
Stock price on grant date	$ 0.30	$ 0.30
Exercise price	$ 0.50	$ 0.50
Expected life	1 year	1 year
Volatility	64.00%	64.00%
Risk-free rate	0.11%	0.11%
Calculated value	$ 0	$ 0
Fair value allocation of proceeds	$ 0	$ 0
Warrant #3
Date	Mar. 10, 2014	Mar. 10, 2014
Warrants	$ 83,334	$ 83,334
Stock price on grant date	$ 0.30	$ 0.30
Exercise price	$ 0.50	$ 0.50
Expected life	1 year	1 year
Volatility	65.00%	65.00%
Risk-free rate	0.13%	0.13%
Calculated value	$ 0	$ 0
Fair value allocation of proceeds	$ 0	$ 0
Warrant #4
Date	Apr. 04, 2014	Apr. 04, 2014
Warrants	$ 83,334	$ 83,334
Stock price on grant date	$ 0.30	$ 0.30
Exercise price	$ 0.50	$ 0.50
Expected life	1 year	1 year
Volatility	113.00%	113.00%
Risk-free rate	0.12%	0.12%
Calculated value	$ 3,181	$ 3,181
Fair value allocation of proceeds	$ 2,822	$ 3,181
Warrant #5
Date	Apr. 24, 2014	Apr. 15, 2014
Warrants	$ 1,000,000	$ 1,000,000
Stock price on grant date	$ 0.25	$ 0.25
Exercise price	$ 0.35	$ 0.35
Expected life	3 years	3 years
Volatility	76.00%	76.00%
Risk-free rate	0.84%	0.84%
Calculated value	$ 104,416	$ 104,416
Fair value allocation of proceeds	$ 73,653	$ 104,416
Warrant #6
Date	Jul. 10, 2014	Jul. 10, 2014
Warrants	$ 700,000	$ 700,000
Stock price on grant date	$ 0.037	$ 0.037
Exercise price	$ 0.15	$ 0.15
Expected life	3 years	3 years
Volatility	119.00%	119.00%
Risk-free rate	0.96%	0.96%
Calculated value	$ 12,130	$ 12,130
Fair value allocation of proceeds	$ 8,627	$ 8,637
Warrant #7
Date	Jul. 29, 2014	Jul. 29, 2014
Warrants	$ 700,000	$ 700,000
Stock price on grant date	$ 0.037	$ 0.037
Exercise price	$ 0.15	$ 0.15
Expected life	3 years	3 years
Volatility	119.00%	119.00%
Risk-free rate	0.98%	0.98%
Calculated value	$ 12,102	$ 12,102
Fair value allocation of proceeds	$ 8,992	$ 8,992
Warrant #8
Date	Jun. 09, 2015
Warrants	$ 90,000,000
Stock price on grant date	$ 0.0002
Exercise price	$ 0.0002
Expected life	5 years
Volatility	98.00%
Risk-free rate	1.74%
Calculated value	$ 13,259
Fair value allocation of proceeds	$ 13,259